Principal subsidiaries (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Summary of Significant Subsidiaries of the Group

The Group’s principal subsidiaries as of March 31, 2019, are set out below. These subsidiaries have share capital consisting of ordinary shares that are held directly or indirectly by the Company, and the percentages of ownership interests held by the Group equals the voting rights held by the Group.

Name of subsidiaries	Place of incorporation and operation	Contents of business	Percentage of voting rights held by the Group (%)
Electronic components

ALPS ELECTRIC (NORTH AMERICA), INC.	United States	Manufacturing and sales of electrical parts	100.00

ALPS ELECTRIC EUROPE GmbH	Germany	Manufacturing and sales of electrical parts	100.00

ALPS ELECTRIC CZECH, S.R.O.	Czech	Manufacturing and sales of electrical parts	100.00

ALPS ELECTRIC KOREA CO., LTD.	Korea	Manufacturing and sales of electrical parts	100.00

ALPS ELECTRIC (MALAYSIA) SDN. BHD.	Malaysia	Manufacturing and sales of electrical parts	100.00

ALPS ELECTRONICS HONG KONG LIMITED	Hong Kong	Sales of electrical parts	100.00

ALPS (CHINA) CO., LTD.	China	Holding company of China area, sales of electrical parts	100.00

ALPS (SHANGHAI) INTERNATIONAL TRADING CO., LTD.	China	Sales of electrical parts	100.00

DALIAN ALPS ELECTRONICS CO., LTD.	China	Manufacturing and sales of electrical parts	100.00

NINGBO ALPS ELECTRONICS CO., LTD.	China	Manufacturing and sales of electrical parts	100.00

WUXI ALPS ELECTRONICS CO., LTD.	China	Manufacturing and sales of electrical parts	100.00

ALPS ELECTRONICS TAIWAN CO., LTD.	Taiwan	Sales of electrical parts	100.00

Automotive infotainment

ALPINE ELECTRONICS, INC.	Japan	Manufacturing and sales of car audio and car communication	100.00 (Note 30(2))

ALPINE ELECTRONICS MARKETING, INC.	Japan	Sales of car audio and car communication equipment	100.00

ALPINE ELECTRONICS OF AMERICA, INC.	United States	Sales of car audio and car communication equipment	100.00

ALPINE ELECTRONICS (EUROPE) GmbH	Germany	Sales of car audio and car communication equipment	100.00

ALPINE ELECTRONICS GmbH	Germany	Sales of car audio and car communication equipment	100.00

ALPINE ELECTRONICS OF U.K., LTD.	United Kingdom	Sales of car audio and car communication equipment	100.00

ALPINE ELECTRONICS MANUFACTURING OF EUROPE, LTD.	Hungary	Manufacturing and sales of car audio and car communication equipment	100.00

ALPINE ELECTRONICS (CHINA) CO., LTD.	China	Sales of car audio and car communication equipment	100.00

DALIAN ALPINE ELECTRONICS CO., LTD.	China	Manufacturing and sales of car audio and car communication equipment	100.00

TAICANG ALPINE ELECTRONICS CO., LTD.	China	Manufacturing and sales of car audio and car communication equipment	100.00

ALCOM ELECTRONCOS DE MEXICO, SA. DE C.V.	Mexico	Manufacturing and sales of car audio and electrical parts	100.00

Logistics

ALPS LOGISTICS CO., LTD.	Japan	Logistics for electronic components, materials sales	49.04

RYUTSU SERVICE CO., LTD.	Japan	Logistics for consumer goods	70.63

TIANJIN ALPS TEDA LOGISTICS CO., LTD.	China	Logistics for electronic components	50.00

Others

ALPS FINANCE SERVICE CORP.	Japan	Financial, lease and insurance agent	100.00

ALPS BUSINESS CREATION CO., LTD.	Japan	Office work service	100.00

ALPS SYSTEM INTEGRATION CO., LTD.	Japan	System integration	100.00

Alpine Group [member]
Statement [LineItems]
Summary of Financial Information

The following is the condensed financial statements of the Alpine Group.

Alpine Group

(a) General information

	As of March 31
	2018	2019
Share of ownership held by non-controlling interests (%)	58.97	0.00
Voting rights held by non-controlling interests (%)	58.85	0.00

(b) Condensed consolidated financial statements

(i) Condensed consolidated statements of financial position

	(Millions of yen)

	As of March 31
	2018	2019
Current assets	138,624	136,700
Non-current assets	95,328	105,879
Current liabilities	55,657	76,961
Non-current liabilities	16,959	12,267

Total equity	161,336	153,351

Accumulated non-controlling interests	95,140	—

(ii) Condensed consolidated statements of profit or loss and other comprehensive income or loss

	(Millions of yen)

	For the year ended March 31
	2017	2018	2019
Revenue	243,483	268,575	303,309
Net profit for the year	1,992	7,526	10,884
Other comprehensive income (loss), net of taxes	(2,891)	(3,082)	2,103

Comprehensive income (loss) for the year, net of taxes	(899)	4,444	12,987

Net profit for the year attributable to non-controlling interests	1,174	4,438	5,093
Dividends paid to non-controlling interests*	1,219	1,220	5,248

*

On September 27, 2018, Alpine’s board of directors resolved to submit to an extraordinary general meeting of shareholders a proposal for the approval of special dividends of 100 yen per share of Alpine common stock on the condition that the Share Exchange Agreement was approved by Alpine shareholders at an extraordinary meeting of shareholders. The Share Exchange Agreement was approved on December 5, 2018 and the proposal of special dividends was resolved on the same date. The aggregate amount of such dividends was 6,895 million yen including those paid to the Group and certain of its subsidiaries, and the Group’s cash and cash equivalents were reduced by 4,067 million, the amount that was paid to Alpine shareholders other than the Company and certain of its subsidiaries. The special dividends were paid on December 27, 2018.

(iii) Condensed consolidated statements of cash flows

	(Millions of yen)

	For the year ended March 31,
	2017	2018	2019
Cash flows provided by operating activities, net	4,145	14,261	13,032
Cash flows provided by (used in) investing activities, net	2,715	(12,760)	(16,342)
Cash flows used in financing activities, net	(2,163)	(2,124)	(7,548)
Net increase (decrease) in cash and cash equivalents	4,026	396	(11,420)

Alps Logistics Group [member]
Statement [LineItems]
Summary of Financial Information

Alps Logistics Group

(a) General information

	As of March 31,
	2018	2019
Share of ownership held by non-controlling interests (%)	52.27	50.96
Voting rights held by non-controlling interests (%)	50.95	50.96

(b) Condensed consolidated financial statements

(i) Condensed consolidated statements of financial position

	(Millions of yen)

	As of March 31,
	2018	2019
Current assets	39,296	36,886
Non-current assets	37,011	39,587
Current liabilities	22,193	20,129
Non-current liabilities	5,757	6,617

Total equity	48,357	49,727

Accumulated non-controlling interests	25,276	25,341

(ii) Condensed consolidated statements of profit or loss and other comprehensive income or loss

	(Millions of yen)

	For the year ended March 31,
	2017	2018	2019
Revenue	100,121	104,835	104,537
Net profit for the year	3,550	2,855	2,720
Other comprehensive (loss) income, net of taxes	(484)	280	(335)

Comprehensive income for the year, net of taxes	3,066	3,135	2,385

Net profit for the year attributable to non-controlling interests	1,858	1,492	1,386
Dividends paid to non-controlling interests	328	332	324

(iii) Condensed consolidated statements of cash flows

	(Millions of yen)

	For the year ended March 31,
	2017	2018	2019
Cash flows provided by operating activities, net	6,506	4,986	3,469
Cash flows used in investing activities, net	(1,548)	(4,395)	(3,493)
Cash flows used in financing activities, net	(1,971)	(1,804)	(1,678)
Net increase (decrease) in cash and cash equivalents	2,658	(1,085)	(1,779)